Document and Entity Information	Dec. 31, 2022
Risk/Return:
Registrant Name	CALVERT MANAGEMENT SERIES
Registrant CIK	0000319676
SEC Form	485BPOS
Period end date	Dec. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false